Income and Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Income and Other Taxes Payable [Abstract]
Schedule of Income and Other Taxes Payable

Income and other taxes payable are comprised of the following:

	December 31, 2025	December 31, 2024
Taxes payable in installments	25,548	44,426
PIS / COFINS tax payable	17,956	15,378
ICMS / VAT / GST tax payable	45,662	37,868
Withholding income taxes (1)	348,917	346,785
Others	122,603	75,932
Subtotal	560,686	520,389
Income taxes payable	288,030	233,027
Total	848,716	753,416

Breakdown:
Current liabilities	440,989	346,761
Non-current liabilities	407,727	406,655
	848,716	753,416

(1)	During corporate restructuring of the indirect subsidiary JBS USA, the Company analyzed and concluded there is withholding tax (WHT) uncertainty in the jurisdiction of Luxembourg. The Company periodically reviews its tax positions where there are uncertainties regarding the applied tax treatment and, whenever necessary, adjusts the provision in accordance with changes in the current regulatory and jurisprudential environment. For the years ended December 31, 2025 and 2024, a tax provision in the amount of US$338,320 was recognized.